Income Taxes - Components of Loss Before Provision (Benefit) for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Line Items]
United States	$ (11,762)	$ (17,257)	$ (10,703)
Non-U.S.	825	(8,620)	23
Loss before income taxes	$ (10,936)	$ (25,877)	$ (10,680)